COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Contracts costs incurred plus estimated earnings	$ 1,072,872	$ 988,496
Less: Progress billings	(831,817)	(779,955)
Cost and estimated earnings in excess of billings	241,055	208,541
Less: Allowance for credit losses	(12,178)	(11,835)	$ (6,150)	$ (6,981)
Cost and estimated earnings in excess of billings, Total	$ 228,877	$ 196,706